CONTRACT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
CONTRACT ASSETS.
Contract assets		Rp 1,351	Rp 1,097
Allowance for expected credit losses		(112)	(153)
Net		1,239	944
Short term portion	$ (74)	(1,036)	(629)
Long term portion	$ 14	Rp 203	Rp 315